Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures

	Share in equity
	2025	2024	2025	2024
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,596,018	1,436,122
Compañía Minera Coimolache S.A.	40.10	40.10	133,282	100,637
Tinka Resources Ltd.	12.16	19.99	5,734	8,616
			1,735,034	1,545,375
Joint venture (c)			2,209	1,851
Other minor investments			1,165	1,166
			1,738,408	1,548,392

Schedule of net share in profit (loss) of investments

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	267,610	186,539	152,552
Compañía Minera Coimolache S.A.	42,935	3,999	1,072
Tinka Resources Ltd.	(2,881)	(817)	(1,320)
	307,664	189,721	152,304
Joint venture	256	126	(79)
	307,920	189,847	152,225

Summary of changes in investments in associates and joint venture

	2025	2024
	US$(000)	US$(000)

As of January 1,	1,548,392	1,527,123
Net share in profit of associates and joint venture	307,920	189,847
Equity contributions granted and paid, note 31(a)	—	400
Dividends declared and collected, note 31(a)	(118,004)	(168,890)
Translation adjustments and other	100	(88)
As of December 31,	1,738,408	1,548,392

Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS accounting standards:

	2025	2024
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	2,797,636	1,875,841
Non-current assets	6,426,984	6,158,620
Current liabilities	(661,849)	(527,450)
Non-current liabilities	(961,766)	(723,526)

Equity	7,601,005	6,783,485

Group’s interest	1,488,255	1,328,359
Goodwill	107,763	107,763
	1,596,018	1,436,122

Schedule of statements of profit or loss

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Sales of goods	4,728,340	4,238,322	4,143,228

Net profit from continued operations	1,367,129	953,177	778,964

Group’s share in results	267,610	186,539	152,552

Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS accounting standards:

	2025	2024
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	383,351	255,331
Non-current assets	147,869	129,851
Current liabilities	(73,415)	(53,580)
Non-current liabilities	(125,383)	(80,600)

Equity	332,422	251,002

Group’s interest	133,282	100,637

Schedule of statements of profit or loss

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	245,238	119,527	136,949

Net profit	107,084	9,975	2,673

Group’s share in results	42,935	3,999	1,072

Tinka resources Ltd
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS accounting standards in 2025 (financial statements as of September 30, 2025) and in 2024 financial statements as of September 30, 2024):

	2025	2024
	US$(000)	US$(000)
Statements of financial position:
Current assets	4,885	1,640
Non-current assets	50,457	50,456
Current liabilities	(252)	(323)
Equity	55,090	51,773

Group’s interest	5,705	8,616

Schedule of statements of profit or loss

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended September 30:
Net loss	(729)	(5,363)	(6,832)

Group’s share in results	(2,911)	(817)	(1,320)